Third Quarter Report
January 31, 2024 (Unaudited)
Columbia Total Return Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 17.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	6,309,352	6,358,559
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	7,000,000	7,039,839
Series 2023-A Class A
01/18/2028	6.610%	7,950,000	7,995,246
Series 2023-B Class 1A
09/15/2028	6.820%	14,800,000	15,145,444
Series 2023-B Class A
09/15/2028	6.820%	8,550,000	8,749,564
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	8.514%	5,000,000	4,861,775
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month Term SOFR + 1.612% Floor 1.350% 01/15/2030	6.926%	7,780,000	7,743,372
Atrium XIII(a),(b)
Series 2013A Class B
3-month Term SOFR + 1.762% Floor 1.500% 11/21/2030	7.077%	2,250,000	2,250,106
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month Term SOFR + 3.512% Floor 3.250% 10/23/2034	8.827%	8,250,000	8,092,491
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.719%	13,150,000	13,162,137
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.979%	3,810,000	3,797,530
Carlyle US CLO Ltd.(a),(b)
Series 2019-3R Class CR
3-month Term SOFR + 3.462% Floor 3.200% 10/20/2032	8.779%	13,400,000	13,403,966
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	15,000,000	15,018,005
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A3
12/10/2027	5.980%	6,330,000	6,374,162
Series 2023-P3 Class A2
11/10/2026	6.090%	4,390,191	4,394,534
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.179%	9,300,000	9,301,376
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	13,065,000	13,080,152
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	842,276	844,112
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.991%	7,000,000	6,957,993
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	14,243,196	14,261,827
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	8,850,000	8,694,036
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	15,200,000	15,291,724
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,604,907
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	3,000,000	3,017,811
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	4,069,631	4,040,973
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month Term SOFR + 1.612% 01/18/2031	6.910%	5,000,000	4,980,615
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	3,344,593	3,306,114
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	396,992	395,658

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month Term SOFR + 3.862% Floor 3.600% 01/15/2033	9.176%	5,000,000	5,001,195
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month Term SOFR + 4.362% Floor 4.000% 01/19/2034	9.571%	6,800,000	6,807,208
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.929%	14,000,000	13,943,384
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	632,016	626,686
Series 2023-2A Class A
06/15/2033	6.040%	6,169,393	6,165,063
Series 2023-3A Class A
09/15/2033	6.490%	8,109,846	8,133,160
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	4,510,000	4,492,884
Netcredit Combined Receivables LLC(a),(c),(d)
Series 2023-A Class A
12/20/2027	7.780%	4,620,839	4,620,839
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.979%	9,350,000	9,256,640
OHA Credit Partners XVI(a),(b)
Series 2021-16A Class A
3-month Term SOFR + 1.412% Floor 1.150% 10/18/2034	6.710%	13,280,000	13,287,264
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	15,100,000	14,249,943
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,100,000	2,886,320
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month Term SOFR + 7.512% Floor 7.250% 10/22/2030	12.829%	1,000,000	1,000,913
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	1,198,480	1,193,519
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-2 Class NOTE
01/25/2029	3.000%	2,091,402	2,031,210
Series 2021-5 Class A
08/15/2029	1.530%	415,904	415,025
Series 2021-HG1 Class A
01/16/2029	1.220%	1,488,729	1,449,186
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	4,112,418	4,076,330
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	9,248,910	8,991,733
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	344,445	333,175
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	2,060,988	2,048,751
Series 2023-1 Class A
07/15/2030	7.556%	6,473,219	6,498,847
Series 2023-3 Class A
12/16/2030	7.600%	12,701,287	12,770,963
Series 2023-6 Class A
06/16/2031	7.128%	12,532,563	12,590,179
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	10,598,598	10,215,650
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	6,999,321	7,048,196
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	6,899,041	7,028,566
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	11,000,000	11,074,056
Pagaya AI Debt Trust(a),(e)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	9,624,390	9,655,480
PAGAYA AI Debt Trust(a),(e)
Subordinated Series 2022-3 Class AB
03/15/2030	6.708%	1,974,326	1,979,858
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.326%	15,000,000	14,898,330
Reach ABS Trust(a),(f)
Series 2024-1A Class A
02/18/2031	6.300%	9,000,000	9,019,575
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	11,300,000	11,332,668
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,252,999	2,956,670
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	7,350,000	7,353,737
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%	5,146,299	5,148,642
Series 2024-1 Class A2
02/16/2027	5.710%	13,071,000	13,080,062
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	6,992,000	6,814,427
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	10,500,000	10,513,174
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	6.946%	5,828,571	5,819,881
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	6,610,310	6,666,934
Series 2023-1A Class A
04/15/2029	7.580%	8,395,909	8,483,453
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	789,828	776,293
Series 2021-ST10 Class A
01/20/2030	2.250%	2,002,187	1,954,387
Series 2021-ST4 Class A
07/20/2027	2.000%	2,181,570	2,097,360
Series 2021-ST5 Class A
07/20/2027	2.000%	1,899,366	1,840,510
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	2,578,308	2,579,549
Series 2023-2 Class A
06/20/2033	6.770%	6,414,839	6,435,935
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	9,817,888	9,575,642
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month Term SOFR + 3.412% Floor 3.150% 07/15/2034	8.726%	8,350,000	8,158,259
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	4,800,000	4,859,995
Total Asset-Backed Securities — Non-Agency (Cost $544,990,333)			544,401,734

Commercial Mortgage-Backed Securities - Agency 0.1%

FRESB Mortgage Trust(e)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	2,919,874	2,762,080
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,925,347)			2,762,080

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

BAMLL Commercial Mortgage Securities Trust(a),(e)
Series 2013-WBRK Class A
03/10/2037	3.652%	3,000,000	2,734,184
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month Term SOFR + 1.997% Floor 1.950% 04/15/2036	7.330%	7,730,000	7,637,756
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	7.698%	4,790,000	4,639,837
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month Term SOFR + 2.654% Floor 2.540% 10/15/2034	7.988%	1,800,000	1,776,487
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.248%	3,100,000	3,030,063
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month Term SOFR + 1.700% Floor 1.587% 10/15/2036	7.035%	4,361,000	4,301,029
Subordinated Series 2019-ATL Class D
1-month Term SOFR + 2.001% Floor 1.887% 10/15/2036	7.335%	3,801,000	3,667,949
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835% Floor 2.721% 11/15/2038	8.179%	6,100,000	5,457,131

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(e)
Subordinated Series 2020-CBM Class E
02/10/2037	3.754%	4,850,000	4,555,066
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	4,252,916
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	3,244,017
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month Term SOFR + 2.364% Floor 2.250% 07/15/2038	7.698%	12,412,753	12,272,942
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	619,162
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.283%	6,200,000	5,090,044
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,391,096
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,197,469
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,734,063
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.598%	5,000,000	4,799,610
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.630%	4,800,000	4,681,143
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.380%	4,555,000	4,281,848
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $104,099,310)			89,363,812

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(g)	4,518	304,333
Total Financials		304,333
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(g)	1,493	61,780
Total Industrials		61,780
Total Common Stocks (Cost $1,511,077)		366,113

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	572,000	331,760
Total Convertible Bonds (Cost $552,679)			331,760

Corporate Bonds & Notes(h) 21.4%

Aerospace & Defense 0.7%
Boeing Co. (The)
08/01/2059	3.950%	6,381,000	4,693,727
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,280,000	1,158,179
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,232,163
Northrop Grumman Corp.
06/01/2034	4.900%	3,440,000	3,461,737
Raytheon Technologies Corp.
03/15/2032	2.375%	7,665,000	6,370,874
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	198,000	214,551
11/15/2030	9.750%	446,000	467,837
TransDigm, Inc.(a)
03/15/2026	6.250%	2,031,000	2,019,992
08/15/2028	6.750%	626,000	636,037
Total			21,255,097
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	435,000	413,742
American Airlines, Inc.(a)
05/15/2029	8.500%	230,000	243,699
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,580,732	1,565,089
04/20/2029	5.750%	546,571	537,020
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	803,554	755,052
United Airlines, Inc.(a)
04/15/2026	4.375%	820,000	791,737
04/15/2029	4.625%	240,000	222,307
Total			4,528,646
Automotive 0.1%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	20,000	19,941
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	985,000	977,936
05/15/2027	8.500%	640,000	638,691
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	340,000	358,580
Total			1,995,148
Banking 6.9%
Ally Financial, Inc.
05/21/2024	3.875%	185,000	183,872
Subordinated
11/20/2025	5.750%	870,000	871,186
Bank of America Corp.(i)
07/23/2031	1.898%	11,485,000	9,462,865
10/20/2032	2.572%	27,137,000	22,587,338
02/04/2033	2.972%	18,480,000	15,767,742
Subordinated
09/21/2036	2.482%	1,006,000	807,044
Citigroup, Inc.(i)
01/25/2033	3.057%	11,756,000	10,044,473
Goldman Sachs Group, Inc. (The)(i)
07/21/2032	2.383%	17,162,000	14,132,756
10/21/2032	2.650%	5,411,000	4,522,159
HSBC Holdings PLC(i)
05/24/2032	2.804%	8,837,000	7,424,005
11/22/2032	2.871%	16,017,000	13,379,945
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	4,200,000	3,737,986
04/22/2032	2.580%	24,152,000	20,462,132
11/08/2032	2.545%	18,610,000	15,563,593
Morgan Stanley(i)
07/21/2032	2.239%	4,496,000	3,675,434
10/20/2032	2.511%	18,040,000	15,016,893
07/21/2034	5.424%	1,657,000	1,677,809
Subordinated
09/16/2036	2.484%	1,460,000	1,164,933
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(i)
06/12/2029	5.582%	7,708,000	7,869,062
10/20/2034	6.875%	2,610,000	2,906,410
01/22/2035	5.676%	7,677,000	7,881,389
US Bancorp(i)
06/12/2034	5.836%	2,529,000	2,608,353
Washington Mutual Bank(c),(d),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.(i)
07/25/2029	5.574%	1,113,000	1,137,352
10/23/2029	6.303%	4,485,000	4,727,228
10/30/2030	2.879%	2,219,000	1,975,829
07/25/2034	5.557%	25,517,000	26,080,069
Total			215,708,926
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	385,000	379,907
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	567,000	587,788
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	634,000	688,289
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	278,000	258,068
Hightower Holding LLC(a)
04/15/2029	6.750%	314,000	286,133
NFP Corp.(a)
08/15/2028	4.875%	471,000	467,062
08/15/2028	6.875%	1,826,000	1,837,067
10/01/2030	7.500%	640,000	675,079
10/01/2031	8.500%	360,000	396,127
Total			5,575,520
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	462,000	433,346
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	463,000	448,016
08/01/2030	6.500%	312,000	316,693
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	241,934
SRS Distribution, Inc.(a)
07/01/2029	6.125%	556,000	526,039
12/01/2029	6.000%	447,000	418,392
Standard Industries, Inc.(a)
01/15/2028	4.750%	915,000	874,872
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	378,000	392,838

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	62,000	60,042
White Cap Buyer LLC(a)
10/15/2028	6.875%	675,000	660,366
Total			4,372,538
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	396,000	381,790
02/01/2028	5.000%	788,000	743,633
06/01/2029	5.375%	233,000	216,729
03/01/2030	4.750%	862,000	765,885
02/01/2031	4.250%	194,000	163,486
02/01/2032	4.750%	619,000	530,868
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,448,000	2,042,851
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	1,653,170
12/01/2061	4.400%	6,431,000	4,325,083
06/30/2062	3.950%	2,685,000	1,648,518
CSC Holdings LLC
06/01/2024	5.250%	409,000	408,329
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	550,449
01/31/2029	11.750%	235,000	238,622
01/15/2030	5.750%	402,000	213,038
12/01/2030	4.125%	941,000	681,725
02/15/2031	3.375%	961,000	657,802
DISH Network Corp.(a)
11/15/2027	11.750%	1,492,000	1,556,775
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	342,000	319,635
08/01/2027	5.000%	548,000	526,349
07/15/2028	4.000%	813,000	738,088
07/01/2030	4.125%	244,000	213,496
Videotron Ltd.(a)
06/15/2029	3.625%	2,409,000	2,197,325
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	481,847
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	304,112
VZ Secured Financing BV(a)
01/15/2032	5.000%	873,000	762,419
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	373,000	314,076
Ziggo BV(a)
01/15/2030	4.875%	1,110,000	992,560
Total			23,628,660
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.4%
Avient Corp.(a)
08/01/2030	7.125%	301,000	309,060
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	196,414
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	408,000	393,854
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,187,793
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	439,000	442,020
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	565,165
HB Fuller Co.
10/15/2028	4.250%	633,000	589,509
Herens Holdco Sarl(a)
05/15/2028	4.750%	681,000	575,761
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	324,000	318,651
INEOS Finance PLC(a),(f)
04/15/2029	7.500%	647,000	643,894
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	616,000	647,667
Ingevity Corp.(a)
11/01/2028	3.875%	652,000	574,937
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	305,000	259,168
Iris Holdings, Inc.(a),(k)
02/15/2026	8.750%	188,000	160,095
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	568,000	518,272
11/15/2028	9.750%	1,134,000	1,202,863
10/01/2029	6.250%	742,000	684,621
SPCM SA(a)
03/15/2027	3.125%	190,000	175,771
Tronox, Inc.(a)
03/15/2029	4.625%	27,000	23,843
WR Grace Holdings LLC(a)
06/15/2027	4.875%	836,000	799,348
08/15/2029	5.625%	1,218,000	1,074,388
03/01/2031	7.375%	159,000	161,838
Total			11,504,932
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,187,000	1,077,725
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	85,416
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	519,000	532,616
03/15/2031	7.750%	201,000	211,641
United Rentals North America, Inc.
05/15/2027	5.500%	179,000	178,572
02/15/2031	3.875%	194,000	175,002
01/15/2032	3.750%	203,000	178,653
Total			2,439,625
Consumer Cyclical Services 0.1%
APX Group, Inc.(a)
07/15/2029	5.750%	98,000	93,064
Arches Buyer, Inc.(a)
06/01/2028	4.250%	856,000	763,306
12/01/2028	6.125%	633,000	546,850
Match Group, Inc.(a)
06/01/2028	4.625%	1,142,000	1,078,192
Uber Technologies, Inc.(a)
08/15/2029	4.500%	2,043,000	1,936,411
Total			4,417,823
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	96,000	99,838
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,064,000	1,047,342
Newell Brands, Inc.
06/01/2025	4.875%	371,000	363,920
09/15/2027	6.375%	215,000	211,624
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	185,000	155,752
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	618,000	599,910
07/15/2030	5.500%	226,000	221,753
03/15/2031	3.875%	247,000	228,749
Total			2,928,888
Diversified Manufacturing 0.4%
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,370,352
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	349,887
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,062,000	1,072,529
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,009,000	1,008,755
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(a)
06/30/2028	4.125%	233,000	214,220
06/30/2029	5.875%	587,000	520,324
Resideo Funding, Inc.(a)
09/01/2029	4.000%	618,000	537,662
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	329,000	317,352
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	432,000	434,280
06/15/2028	7.250%	1,050,000	1,078,790
Total			12,904,151
Electric 1.2%
AEP Texas, Inc.
01/15/2050	3.450%	3,890,000	2,752,187
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	315,000	300,068
02/15/2031	3.750%	1,016,000	881,893
01/15/2032	3.750%	668,000	567,946
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,542,220
Edison International
11/15/2028	5.250%	5,156,000	5,201,979
Emera US Finance LP
06/15/2046	4.750%	7,655,000	6,320,255
FirstEnergy Corp.
03/01/2050	3.400%	1,537,000	1,067,137
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	135,000	121,998
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	978,077
09/15/2027	4.500%	781,000	735,961
01/15/2029	7.250%	488,000	502,590
NRG Energy, Inc.
01/15/2028	5.750%	384,000	379,977
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	161,275
06/15/2029	5.250%	274,000	262,739
02/15/2032	3.875%	205,000	174,942
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,055,000	7,876,062
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	122,995
PG&E Corp.
07/01/2028	5.000%	80,000	77,302
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	331,000	318,993
01/15/2030	4.750%	735,000	679,537

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	67,368
07/31/2027	5.000%	712,000	689,626
05/01/2029	4.375%	586,000	541,195
10/15/2031	7.750%	900,000	935,175
Total			38,259,497
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	274,000	267,522
08/01/2028	4.000%	343,000	314,291
06/15/2029	4.750%	504,000	473,098
01/15/2031	6.750%	744,000	762,109
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,255,000	1,217,922
Total			3,034,942
Finance Companies 0.3%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	646,000	665,529
Navient Corp.
06/25/2025	6.750%	79,000	79,537
06/15/2026	6.750%	579,000	582,384
03/15/2031	11.500%	471,000	514,107
OneMain Finance Corp.
01/15/2027	3.500%	467,000	428,769
01/15/2029	9.000%	198,000	208,510
03/15/2030	7.875%	581,000	590,254
09/15/2030	4.000%	299,000	252,762
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	524,000	489,859
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	975,000	855,822
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	3,877,000	3,289,709
Springleaf Finance Corp.
03/15/2025	6.875%	181,000	181,961
11/15/2029	5.375%	40,000	37,011
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	36,000	34,023
Total			8,210,237
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2048	5.300%	9,130,000	8,708,624
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,379,703
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	149,000	150,893
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc.
05/01/2033	4.900%	7,848,000	7,798,265
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	676,000	654,086
Post Holdings, Inc.(a)
01/15/2028	5.625%	725,000	713,110
04/15/2030	4.625%	624,000	573,936
09/15/2031	4.500%	604,000	542,326
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	702,000	640,771
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	725,000	624,383
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	608,000	526,662
US Foods, Inc.(a)
09/15/2028	6.875%	367,000	376,646
02/15/2029	4.750%	334,000	316,840
06/01/2030	4.625%	328,000	305,645
01/15/2032	7.250%	341,000	357,179
Total			24,669,069
Gaming 0.3%
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	320,559
Boyd Gaming Corp.(a)
06/15/2031	4.750%	347,000	319,096
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,192,000	1,088,528
02/15/2030	7.000%	824,000	848,737
Caesars Entertainment, Inc.(a),(f)
02/15/2032	6.500%	650,000	656,397
Churchill Downs, Inc.(a)
01/15/2028	4.750%	447,000	426,040
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	1,054,000	1,059,096
07/01/2027	8.125%	769,000	789,174
MGM Resorts International
05/01/2025	6.750%	1,074,000	1,076,443
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	377,950
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	373,000	320,360
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	731,000	692,693
Scientific Games International, Inc.(a)
11/15/2029	7.250%	406,000	416,824
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		57,000	56,927
Total				8,448,824
Health Care 1.3%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%		669,000	640,851
AdaptHealth LLC(a)
08/01/2029	4.625%		138,000	109,129
03/01/2030	5.125%		510,000	400,397
Avantor Funding, Inc.(a)
07/15/2028	4.625%		326,000	310,545
11/01/2029	3.875%		826,000	749,185
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		580,000	603,604
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	890,000	657,101
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		106,000	93,186
04/01/2030	3.500%		498,000	437,601
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		28,000	26,454
03/15/2029	3.750%		215,000	195,956
03/15/2031	4.000%		185,000	164,407
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		422,000	290,187
05/15/2030	5.250%		1,064,000	883,226
02/15/2031	4.750%		672,000	535,952
01/15/2032	10.875%		317,000	332,797
CVS Health Corp.
07/20/2045	5.125%		3,775,000	3,524,048
Encompass Health Corp.
02/01/2028	4.500%		422,000	403,377
HCA, Inc.
06/01/2028	5.200%		2,456,000	2,477,469
09/01/2030	3.500%		20,878,000	18,934,873
IQVIA, Inc.(a)
10/15/2026	5.000%		653,000	640,220
05/15/2030	6.500%		294,000	299,788
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		591,000	535,163
10/01/2029	5.250%		1,364,000	1,271,920
Select Medical Corp.(a)
08/15/2026	6.250%		1,065,000	1,065,150
Star Parent, Inc.(a)
10/01/2030	9.000%		717,000	753,656
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
01/01/2026	4.875%	220,000	218,023
02/01/2027	6.250%	389,000	387,863
11/01/2027	5.125%	521,000	506,469
06/15/2028	4.625%	591,000	560,478
10/01/2028	6.125%	543,000	539,841
06/01/2029	4.250%	84,000	77,868
01/15/2030	4.375%	442,000	408,606
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	160,000	163,748
Total			39,199,138
Healthcare Insurance 0.6%
Aetna, Inc.
11/15/2042	4.125%	972,000	804,143
08/15/2047	3.875%	529,000	409,823
Centene Corp.
02/15/2030	3.375%	615,000	550,799
10/15/2030	3.000%	14,096,000	12,191,371
08/01/2031	2.625%	4,372,000	3,628,148
Total			17,584,284
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	692,000	660,748
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	83,565
Total			744,313
Independent Energy 0.3%
Baytex Energy Corp.(a)
04/30/2030	8.500%	526,000	545,793
Callon Petroleum Co.
07/01/2026	6.375%	812,000	812,230
Callon Petroleum Co.(a)
08/01/2028	8.000%	215,000	222,994
06/15/2030	7.500%	210,000	221,221
Centennial Resource Production LLC(a)
04/01/2027	6.875%	121,000	120,529
Civitas Resources, Inc.(a)
07/01/2028	8.375%	209,000	219,775
11/01/2030	8.625%	187,000	199,848
07/01/2031	8.750%	230,000	245,210
CNX Resources Corp.(a)
03/14/2027	7.250%	29,000	29,119
01/15/2029	6.000%	305,000	294,708
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,410,000	1,383,088

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(a)
03/01/2029	6.750%	191,000	175,692
01/15/2030	5.875%	286,000	247,825
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	973,000	969,773
05/01/2029	5.000%	444,000	437,695
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	213,000	211,960
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	21,919
02/01/2029	5.750%	221,000	214,593
04/15/2030	6.000%	300,000	291,239
02/01/2031	6.000%	282,000	271,371
04/15/2032	6.250%	334,000	322,548
11/01/2033	8.375%	306,000	328,733
Matador Resources Co.
09/15/2026	5.875%	217,000	215,135
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	327,683
Permian Resources Operating LLC(a)
01/15/2032	7.000%	944,000	974,598
Southwestern Energy Co.
02/01/2032	4.750%	812,000	752,102
Total			10,057,381
Leisure 0.2%
Carnival Corp.(a)
03/01/2026	7.625%	602,000	611,123
08/01/2028	4.000%	623,000	576,882
08/15/2029	7.000%	183,000	190,402
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	461,000	504,764
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	651,000	649,803
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	239,000	236,699
10/01/2028	6.500%	334,000	332,323
Cinemark USA, Inc.(a)
05/01/2025	8.750%	55,000	55,382
03/15/2026	5.875%	530,000	524,897
07/15/2028	5.250%	262,000	241,674
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	345,000	342,619
NCL Corp., Ltd.(a)
03/15/2026	5.875%	407,000	397,162
02/15/2029	7.750%	104,000	104,963
NCL Finance Ltd.(a)
03/15/2028	6.125%	113,000	107,986
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%		657,000	650,423
07/15/2027	5.375%		266,000	261,612
01/15/2030	7.250%		675,000	703,441
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		471,000	480,429
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		31,000	31,152
Viking Cruises Ltd.(a)
07/15/2031	9.125%		344,000	368,095
Total				7,371,831
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		2,100,000	2,060,470
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		61,000	60,965
05/01/2028	5.750%		67,000	67,072
02/15/2032	3.625%		253,000	217,160
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%		447,000	448,123
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%		188,000	168,947
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%		312,000	291,330
Total				1,253,597
Media and Entertainment 0.6%
Clear Channel International BV(a)
08/01/2025	6.625%		289,000	289,381
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		716,000	620,849
09/15/2028	9.000%		406,000	423,967
06/01/2029	7.500%		458,000	379,074
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		632,000	596,137
iHeartCommunications, Inc.
05/01/2026	6.375%		772,634	664,110
05/01/2027	8.375%		633,486	395,320
Netflix, Inc.
05/15/2029	4.625%	EUR	1,696,000	1,945,846
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		972,000	934,809
01/15/2029	4.250%		139,000	123,626
03/15/2030	4.625%		764,000	674,824
02/15/2031	7.375%		156,000	163,390
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(a)
03/15/2029	4.250%	600,000	519,809
Roblox Corp.(a)
05/01/2030	3.875%	328,000	288,029
Univision Communications, Inc.(a)
08/15/2028	8.000%	601,000	611,105
05/01/2029	4.500%	243,000	216,230
06/30/2030	7.375%	214,000	209,787
Warnermedia Holdings, Inc.
03/15/2062	5.391%	12,709,000	10,953,367
Total			20,009,660
Metals and Mining 0.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	99,758
10/01/2031	5.125%	633,000	579,742
Constellium NV(a)
02/15/2026	5.875%	614,000	610,046
Constellium SE(a)
06/15/2028	5.625%	988,000	966,407
04/15/2029	3.750%	1,090,000	981,710
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	906,000	877,918
04/01/2029	6.125%	441,000	434,938
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	83,000	76,457
06/01/2031	4.500%	507,000	433,300
Novelis Corp.(a)
11/15/2026	3.250%	256,000	239,680
01/30/2030	4.750%	554,000	513,959
08/15/2031	3.875%	309,000	268,200
Total			6,082,115
Midstream 0.9%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	350,648
CNX Midstream Partners LP(a)
04/15/2030	4.750%	315,000	274,916
DT Midstream, Inc.(a)
06/15/2029	4.125%	891,000	818,632
06/15/2031	4.375%	239,000	213,751
EQM Midstream Partners LP(a)
01/15/2029	4.500%	220,000	207,616
01/15/2031	4.750%	1,099,000	1,025,484
EQM Midstream Partners LP
07/15/2048	6.500%	1,564,000	1,614,753
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,047,110
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Midstream Operations LP(a)
02/15/2030	4.250%	202,000	186,296
ITT Holdings LLC(a)
08/01/2029	6.500%	324,000	283,426
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	3,960,000	3,710,420
NuStar Logistics LP
10/01/2025	5.750%	832,000	831,084
06/01/2026	6.000%	1,385,000	1,381,706
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	8,285,000	7,078,260
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	715,000	662,717
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	1,179,000	1,053,226
08/15/2031	4.125%	1,222,000	1,081,770
11/01/2033	3.875%	2,567,000	2,178,276
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	249,000	251,916
06/01/2031	8.375%	762,000	771,590
02/01/2032	9.875%	292,000	306,954
Western Midstream Operating LP(i)
02/01/2050	5.250%	1,635,000	1,460,051
Total			28,790,602
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,482,723
05/15/2047	4.375%	2,457,000	2,098,394
Total			5,581,117
Oil Field Services 0.1%
Kodiak Gas Services LLC(a),(f)
02/15/2029	7.250%	110,000	111,373
Nabors Industries Ltd.(a)
01/15/2026	7.250%	650,000	637,721
Nabors Industries, Inc.(a)
05/15/2027	7.375%	285,000	281,734
01/31/2030	9.125%	262,000	267,069
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	531,000	542,623
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	507,000	524,189
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	102,489
Total			2,467,198

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%		215,000	202,752
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		262,000	231,262
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	1,680,000	1,577,570
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		331,000	325,424
06/15/2029	4.750%		2,141,000	1,916,195
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		256,000	250,441
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		233,000	214,914
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%		181,000	187,525
02/15/2029	4.500%		156,000	144,941
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		219,000	207,672
09/15/2029	4.000%		241,000	213,983
Service Properties Trust(a)
11/15/2031	8.625%		309,000	327,622
Total				5,597,549
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		651,000	643,732
09/01/2029	4.000%		1,304,000	1,060,381
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		237,000	213,109
Berry Global, Inc.(a)
04/15/2028	5.500%		1,470,000	1,484,116
Canpack SA/US LLC(a)
11/15/2029	3.875%		755,000	665,032
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		540,000	527,171
08/15/2027	8.500%		373,000	364,764
Total				4,958,305
Pharmaceuticals 0.8%
1375209 BC Ltd.(a)
01/30/2028	9.000%		123,000	119,318
Amgen, Inc.
03/02/2063	5.750%		3,618,000	3,725,031
Bausch Health Companies, Inc.(a)
10/15/2030	14.000%		43,000	24,197
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	543,000	466,057
Organon Finance 1 LLC(a)
04/30/2028	4.125%	354,000	323,430
04/30/2031	5.125%	777,000	668,155
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	19,505,000	19,494,793
Total			24,820,981
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	442,225
10/15/2027	6.750%	547,000	535,338
04/15/2028	6.750%	849,000	856,723
11/01/2029	5.875%	819,000	775,205
01/15/2031	7.000%	776,000	785,469
AssuredPartners, Inc.(a)
01/15/2029	5.625%	670,000	633,114
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	584,000	554,008
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	186,125
HUB International Ltd.(a)
12/01/2029	5.625%	574,000	541,376
01/31/2032	7.375%	545,000	557,499
HUB International, Ltd.(a)
06/15/2030	7.250%	1,541,000	1,583,940
USI, Inc.(a)
01/15/2032	7.500%	334,000	339,688
Total			7,790,710
Refining 0.0%
HF Sinclair Corp.(a)
04/15/2027	6.375%	246,000	246,807
02/01/2028	5.000%	486,000	471,702
Total			718,509
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	755,000	753,724
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	636,000	571,724
IRB Holding Corp.(a)
06/15/2025	7.000%	1,015,000	1,009,216
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	197,259
04/01/2032	5.375%	507,000	493,218
Total			3,025,141
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	131,000	121,145
02/15/2032	5.000%	905,000	817,479
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	141,089
Hanesbrands, Inc.(a)
05/15/2026	4.875%	285,000	274,540
02/15/2031	9.000%	273,000	275,212
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	29,428
10/01/2030	6.625%	789,000	799,589
L Brands, Inc.
06/15/2029	7.500%	63,000	65,264
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	234,000	211,546
08/01/2031	8.250%	227,000	232,823
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	291,158
Lowe’s Companies, Inc.
04/01/2062	4.450%	2,360,000	1,977,880
09/15/2062	5.800%	11,275,000	11,749,012
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	378,720
02/15/2029	7.750%	628,000	609,405
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	657,000	529,434
Total			18,503,724
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	77,512
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	569,000	541,377
01/15/2027	4.625%	688,000	667,580
Total			1,286,469
Technology 1.0%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	181,000	171,240
Block, Inc.
06/01/2026	2.750%	1,151,000	1,077,041
06/01/2031	3.500%	214,000	184,374
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	63,000	63,119
Broadcom, Inc.(a)
11/15/2036	3.187%	9,347,000	7,584,485
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
11/01/2026	4.500%	657,000	633,243
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	128,000	132,849
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	211,000	215,338
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	252,000	232,256
07/01/2029	4.875%	911,000	850,595
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,136,000	1,075,329
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	814,000	737,458
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	169,187
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,139,000	1,124,588
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,021,000	1,063,787
HealthEquity, Inc.(a)
10/01/2029	4.500%	587,000	548,085
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	749,000	682,923
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	730,000	672,099
Iron Mountain, Inc.(a)
09/15/2027	4.875%	555,000	536,926
07/15/2028	5.000%	140,000	133,747
09/15/2029	4.875%	42,000	39,264
07/15/2030	5.250%	517,000	487,615
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,160,000	475,283
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	820,000	733,638
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	705,000	756,395
NCR Corp.(a)
10/01/2028	5.000%	516,000	486,274
04/15/2029	5.125%	679,000	638,927
10/01/2030	5.250%	235,000	215,532
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	801,000	764,773
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	995,917
01/15/2033	5.000%	3,969,000	3,914,473
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,144,000	1,068,142

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.(a)
02/15/2025	3.625%	149,000	146,139
Sabre GLBL, Inc.(a)
06/01/2027	8.625%	9,000	8,416
Seagate HDD Cayman(a)
12/15/2029	8.250%	336,000	361,632
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	606,000	591,027
UKG, Inc.(a),(f)
02/01/2031	6.875%	858,000	868,028
Verscend Escrow Corp.(a)
08/15/2026	9.750%	497,000	498,817
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	951,000	846,608
Total			31,785,569
Transportation Services 0.2%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	7,614,000	7,574,661
Wireless 0.7%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	249,111
Altice France SA(a)
01/15/2028	5.500%	303,000	237,173
07/15/2029	5.125%	695,000	508,693
10/15/2029	5.500%	681,000	502,300
American Tower Corp.
08/15/2029	3.800%	963,000	909,123
SBA Communications Corp.
02/01/2029	3.125%	576,000	513,335
Sprint Corp.
06/15/2024	7.125%	669,000	672,003
02/15/2025	7.625%	741,000	753,213
T-Mobile US, Inc.
02/15/2031	2.875%	18,247,000	15,977,734
04/15/2031	3.500%	2,030,000	1,847,891
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	730,000	637,344
07/15/2031	4.750%	600,000	537,571
Total			23,345,491
Wirelines 0.2%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	613,475
03/15/2031	8.625%	576,000	584,465
Iliad Holding SAS(a)
10/15/2026	6.500%	1,064,000	1,043,021
10/15/2028	7.000%	1,654,000	1,637,153
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/21/2031	2.550%	1,050,000	902,646
Total			4,780,760
Total Corporate Bonds & Notes (Cost $719,055,076)			669,474,850

Foreign Government Obligations(l) 1.9%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	221,000	215,649
06/01/2027	5.250%	445,000	414,039
11/15/2028	8.500%	197,000	206,455
05/15/2029	4.250%	441,000	371,009
Total			1,207,152
Colombia 0.3%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	3,041,777
04/22/2032	3.250%	2,860,000	2,239,897
05/15/2049	5.200%	4,442,000	3,280,161
Total			8,561,835
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	787,899
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	2,774,873
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,045,450
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	2,150,000	2,143,239
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,526,396
Mexico 0.6%
Petroleos Mexicanos
03/13/2027	6.500%	3,251,000	3,049,349
09/21/2047	6.750%	9,179,000	5,845,009
01/23/2050	7.690%	2,000,000	1,397,307
01/28/2060	6.950%	11,185,000	7,167,474
Total			17,459,139
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,353,220
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	2,239,121
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	4,822,410
Total			7,061,531
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	962,436
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	2,550,000	2,313,243
South Africa 0.0%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,994,000	1,480,226
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,379,198
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,832,209
Total			7,211,407
Total Foreign Government Obligations (Cost $72,995,325)			58,888,046

Inflation-Indexed Bonds 0.2%

United States 0.2%
U.S. Treasury Inflation-Indexed Bond
10/15/2028	2.375%	7,403,241	7,655,879
Total Inflation-Indexed Bonds (Cost $7,606,458)			7,655,879

Residential Mortgage-Backed Securities - Agency 37.9%

Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	31,285	30,817
12/01/2046- 08/01/2052	3.500%	47,836,330	43,687,061
12/01/2051	2.500%	19,935,791	16,937,335
02/01/2052- 05/01/2052	3.000%	68,379,327	60,043,650
03/01/2052	2.000%	27,463,929	22,178,352
02/01/2053- 05/01/2053	4.500%	61,934,292	60,050,690
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2053- 10/01/2053	5.000%	33,192,548	33,026,754
07/01/2053- 12/01/2053	5.500%	78,345,444	79,035,626
12/01/2053	6.000%	24,803,998	25,511,288
Federal Home Loan Mortgage Corp.(m)
09/01/2049	3.000%	4,386,376	3,880,449
Federal Home Loan Mortgage Corp.(n)
05/01/2052	3.500%	27,775,999	25,291,066
Federal Home Loan Mortgage Corp.(b),(o)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.440%	179,002	14,636
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.590%	574,865	64,225
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	556,502	36,366
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.591%	9,819,750	1,066,331
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	0.591%	4,758,802	570,541
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.590%	735,828	64,277
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.510%	361,151	34,249
Federal Home Loan Mortgage Corp.(o)
CMO Series 4176 Class BI
03/15/2043	3.500%	660,111	85,433

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(o)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	0.690%	18,942,202	2,505,868
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	0.591%	35,047,229	4,225,749
Federal Home Loan Mortgage Corp. REMICS(o)
CMO Series 5034 Class GI
11/25/2050	2.500%	18,300,155	2,720,587
CMO Series 5078 Class TI
02/25/2051	2.500%	23,524,192	3,587,173
CMO Series 5187 Class IK
01/25/2052	3.000%	22,043,568	4,183,911
Federal National Mortgage Association(b)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	5.665%	2,246	2,219
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	6.055%	45,782	45,734
Federal National Mortgage Association(m)
08/01/2043- 02/01/2048	4.000%	8,663,885	8,336,001
04/01/2049- 11/01/2051	3.000%	32,844,588	29,140,319
Federal National Mortgage Association
06/01/2045- 09/01/2052	3.500%	108,019,086	98,896,044
09/01/2048- 07/01/2052	4.000%	64,752,949	61,325,356
11/01/2049- 04/01/2052	3.000%	40,450,959	35,605,485
01/01/2052- 04/01/2052	2.500%	47,868,244	40,393,818
09/01/2052- 09/01/2053	5.000%	36,224,360	36,212,133
10/01/2053	5.500%	21,620,948	21,898,113
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,624,944	4,231,746
Federal National Mortgage Association(b),(o)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.441%	1,846,697	183,792
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.691%	1,086,207	139,529
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.541%	812,488	96,107
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.541%	3,634,319	434,042
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.541%	7,990,286	1,005,378
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.691%	3,957,392	572,378
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.641%	3,479,148	452,189
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.691%	3,111,726	348,201
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.691%	6,381,408	905,127
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.741%	4,285,285	487,470
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.741%	3,269,338	399,132
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.691%	5,938,347	675,041
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.591%	14,286,823	1,568,012
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.591%	25,555,250	2,772,576
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.591%	9,058,624	1,173,559
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.591%	7,810,113	1,150,411
Federal National Mortgage Association REMICS(b),(o)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	0.691%	16,568,925	2,114,679
Freddie Mac REMICS(o)
CMO Series 5152 Class XI
11/25/2050	2.500%	38,936,830	4,833,739
CMO Series 5287 Class NI
05/25/2051	3.500%	20,214,822	3,814,219
Freddie Mac REMICS(b),(o)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	0.613%	21,568,892	1,244,506
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	3.625%	1,500	1,490
Government National Mortgage Association
12/15/2038- 01/15/2039	6.000%	27,822	29,062
02/15/2039	5.500%	15,431	15,912
10/15/2040- 04/15/2041	4.000%	399,338	386,032
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(m)
04/20/2048	4.500%	3,303,452	3,259,564
Government National Mortgage Association(o)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,220,531	367,767
CMO Series 2020-175 Class KI
11/20/2050	2.500%	22,972,649	3,118,427
CMO Series 2020-189 Class HI
12/20/2050	3.000%	28,719,643	4,582,857
CMO Series 2020-191 Class UG
12/20/2050	3.500%	15,086,539	2,403,346
CMO Series 2021-119 Class QI
07/20/2051	3.000%	20,435,627	2,910,518
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	35,193,794	5,574,296
CMO Series 2021-16 Class KI
01/20/2051	2.500%	20,647,595	2,811,593
CMO Series 2021-89 Class IO
05/20/2051	3.000%	22,187,119	3,543,491
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	13,206,117	1,646,099
Government National Mortgage Association(b),(o)
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	0.649%	21,866,129	2,736,463
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.749%	9,158,838	1,521,188
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.749%	4,222,632	429,214
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	0.749%	16,170,109	2,108,592
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.749%	5,348,510	648,810

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.749%	20,686,957	2,367,031
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.749%	2,169,690	243,199
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	0.699%	3,183,928	384,403
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.749%	3,050,191	346,584
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.749%	3,803,822	427,828
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	0.799%	4,935,206	435,534
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.749%	3,931,665	408,568
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.699%	2,751,449	290,478
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	0.749%	22,862,958	2,856,022
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.749%	7,636,763	932,006
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.699%	6,443,174	708,837
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.749%	3,927,839	408,022
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.749%	5,120,360	466,531
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.749%	3,815,279	383,972
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.549%	6,140,743	655,911
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.699%	4,454,077	460,403
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.699%	4,826,925	534,886
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.599%	4,717,885	518,361
CMO Series 2019-6 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	0.649%	19,974,727	2,221,955
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.699%	4,281,703	478,508
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.699%	6,905,795	858,257
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.599%	3,301,193	373,426
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.599%	25,530,572	2,742,489
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.699%	5,829,943	641,520
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	0.749%	24,995,600	3,401,319
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	0.955%	22,603,738	3,191,336
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	0.649%	40,185,009	4,433,833
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.155%	29,536,838	3,389,813
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.749%	21,344,360	2,753,892
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.655%	34,685,762	1,378,894
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.155%	54,911,394	4,198,179
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.599%	38,805,088	4,284,012
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.649%	33,374,737	3,696,099
Government National Mortgage Association TBA(f)
02/20/2054	4.000%	96,000,000	91,197,849
02/20/2054	4.500%	50,000,000	48,678,674
02/20/2054	5.000%	75,000,000	74,501,373
Uniform Mortgage-Backed Security TBA(f)
02/15/2039	3.000%	32,000,000	30,130,000
02/13/2054	4.000%	18,000,000	16,942,097
02/13/2054	5.500%	53,000,000	53,150,859
02/13/2054	6.000%	31,000,000	31,424,434
Total Residential Mortgage-Backed Securities - Agency (Cost $1,214,918,594)			1,184,281,604

Residential Mortgage-Backed Securities - Non-Agency 19.7%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	5,259,999	4,999,478
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	2,138,808	2,105,901
BRAVO Residential Funding Trust(a),(e)
CMO Series 2021-A Class A1
10/25/2059	1.991%	6,311,034	6,202,569
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	13,180,580	13,180,580
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	9,276,935	9,276,935
CAFL Issuer LLC(a),(e)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	5,590,000	5,296,176

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-3 Class A1
05/25/2067	5.000%	13,593,383	13,494,648
CMO Series 2022-5 Class A1
01/25/2058	6.000%	7,048,926	6,999,720
CMO Series 2023-3 Class A1
07/25/2058	7.100%	15,077,755	15,305,246
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	2,602,807	2,535,365
COLT Mortgage Loan Trust(a),(e)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	6,887,298	5,376,255
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	4,382,140
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	5,963,285
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	7.609%	2,475,530	2,497,151
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.245%	15,000,000	15,116,484
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,551,449	1,326,474
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.535%	12,705,586	13,486,354
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	11,276,776	11,086,104
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	6,845,823
CMO Series 2021-4 Class A1
11/25/2066	1.931%	5,954,746	5,134,382
CMO Series 2021-4 Class A3
11/25/2066	2.239%	6,178,049	5,299,138
Eagle Re Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1B
1-month Term SOFR + 1.564% 01/25/2030	6.900%	1,082,462	1,082,279
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,218,233
FIGRE Trust(a)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,424,207	3,493,054
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMC GMSR Issuer Trust(a),(e)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	9,626,534
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	4,281,939	4,101,024
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.995%	2,806,156	2,818,062
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	7.595%	10,779,518	11,003,265
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.195%	7,900,000	7,927,112
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.595%	16,582,000	17,839,677
CMO Series 2023-HQA1 Class M1B
30-day Average SOFR + 3.500% 05/25/2043	8.845%	6,000,000	6,341,915
Subordinated CMO Series 2020-HQA3 Class B1
30-day Average SOFR + 5.864% 07/25/2050	11.209%	6,364,761	7,069,744
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	10.345%	9,400,000	9,857,579
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR + 0.114% 10/25/2032	5.459%	1,756,434	1,747,028
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.945%	7,388,029	7,532,319
GCAT LLC(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	6,504,670	6,010,715
GCAT Trust(a),(e)
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,064,029
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,196,083
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	7,384,669
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.237%	18,000,000	18,168,154
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,400,475	2,872,039
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	5,085,618	4,948,073
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,105,041	3,978,964
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	6,702,277	6,333,531
MFA Trust(a),(e)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,493,914
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	10,749,325
Mill City Mortgage Loan Trust(a),(e)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	7,832,533	8,028,725
New Residential Mortgage Loan Trust(a),(e)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.877%	10,000,000	6,604,875
New York Mortgage Trust(a),(e)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	4,287,767	4,221,266
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,142,966	2,049,460
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.395%	1,953,613	1,957,488
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.201%	2,104,979	2,106,151
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.100%	25,140,385	25,266,323
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	8,424,114	7,939,587
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	9,491,430	9,375,855
CMO Series 2021-2 Class A1
03/25/2026	2.115%	3,711,264	3,644,545
CMO Series 2021-3 Class A1
04/25/2026	1.867%	9,859,195	9,550,785
CMO Series 2021-7 Class A1
08/25/2026	1.867%	5,198,468	4,992,042
CMO Series 2021-8 Class A1
09/25/2026	1.743%	4,317,935	4,174,855
PRET LLC(a)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	11,000,000	11,025,755
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	14,646,614	14,548,188
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	6,855,562	6,657,686
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	3,959,143	3,801,169
PRPM LLC(a),(e)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,705,846	3,341,878
PRPM Trust(a),(e)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	5,000,000	5,033,743
RCO Mortgage LLC(a),(c),(d),(f)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	9,900,000	9,899,994
Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	91,645	88,707
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	2,790,914	2,703,893
SG Residential Mortgage Trust(a),(e)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,557,600
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	6,407,726	6,017,805
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,359,526
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,055,851	1,689,983

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	9,120,219
CMO Series 2022-2 Class A1
02/25/2067	3.138%	2,707,475	2,515,225
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	7,632,344	7,531,801
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month Term SOFR + 2.714% Floor 2.600% 10/25/2033	8.050%	1,442,228	1,443,606
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,635,110	7,106,281
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,980,000	3,556,912
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	7,911,046	7,718,812
VCAT LLC(a),(e)
CMO Series 2021-NPL4 Class A2
08/25/2051	3.844%	7,000,000	6,375,313
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	8,501,866	8,368,809
CMO Series 2021-NPL5 Class A2
08/25/2051	3.844%	7,500,000	6,822,423
Vericrest Opportunity Loan Transferee CVI LLC(a),(e)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	17,251,610	16,480,261
Vericrest Opportunity Loan Transferee XCIX LLC(a),(e)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	4,050,892	3,935,636
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	4,945,843	4,824,531
Verus Securitization Trust(a),(e)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	11,296,630
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,512,197
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,884,951	1,560,229
CMO Series 2021-5 Class A3
09/25/2066	1.373%	3,568,982	2,970,334
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,702,220
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-7 Class A3
10/25/2066	2.240%	6,280,136	5,362,464
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	1,548,875	1,429,902
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	9,466,271
Visio Trust(a),(e)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	758,546	720,377
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	6,050,775	5,409,848
CMO Series 2021-1R Class A2
05/25/2056	1.484%	1,918,664	1,709,808
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $641,422,611)			614,345,522

Senior Loans 1.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(p)
Tranche I Term Loan
3-month Term SOFR + 3.250% 08/24/2028	8.598%	300,000	300,129
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(n),(p)
Term Loan
3-month Term SOFR + 3.500% 06/04/2029	8.869%	300,000	299,439
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.936%	300,000	299,814
First Brands Group LLC(b),(n),(p)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.574%	300,000	299,439
Total			599,253
Brokerage/Asset Managers/Exchanges 0.1%
AlixPartners LLP(b),(n),(p)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/04/2028	8.197%	300,000	299,700
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Group, Inc.(b),(n),(p)
Tranche B1 Term Loan
1-month Term SOFR + 4.500% 08/09/2030	9.933%	300,000	298,293
Citadel Securities LP(b),(n),(p)
Term Loan
3-month Term SOFR + 2.750% 07/29/2030	7.586%	200,000	199,526
Hightower Holding LLC (b),(p)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.586%	300,000	299,064
VFH Parent LLC(b),(n),(p)
Term Loan
1-month Term SOFR + 3.000% 01/13/2029	8.433%	300,000	299,025
Total			1,395,608
Building Materials 0.1%
Foundation Building Materials(b),(n),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.663%	300,000	296,250
GYP Holdings III Corp. (b),(n),(p)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/12/2030	8.333%	300,000	300,375
Hunter Douglas Holding BV(b),(n),(p)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.880%	300,000	294,588
LBM Acquisition LLC(b),(n),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/17/2027	9.183%	300,000	297,150
QUIKRETE Holdings, Inc.(b),(n),(p)
1st Lien Term Loan
1-month Term SOFR + 2.625% 02/01/2027	8.072%	300,000	299,829
SRS Distribution, Inc.(b),(n),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 06/02/2028	8.683%	300,000	298,032
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(b),(n),(p)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 09/22/2028	7.701%	300,000	299,625
White Cap Supply Holdings LLC(b),(n),(p)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	9.083%	300,000	299,556
Total			2,385,405
Cable and Satellite 0.0%
UPC Financing Partnership(b),(n),(p)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.448%	300,000	295,959
Virgin Media Bristol LLC(b),(n),(p)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.948%	300,000	294,282
Total			590,241
Chemicals 0.1%
Axalta Coating Systems (b),(n),(p)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/20/2029	7.837%	300,000	299,952
Ineos Quattro Holdings UK Ltd.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.683%	300,000	297,750
Ineos US Finance LLC(b),(n),(p)
Term Loan
1-month Term SOFR + 3.750% 11/08/2027	9.183%	300,000	296,700
Olympus Water US Holding Corp.(b),(n),(p)
Term Loan
3-month Term SOFR + 3.750% 11/09/2028	9.360%	300,000	298,704
Windsor Holdings III LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 4.500% 08/01/2030	9.848%	300,000	299,958
WR Grace Holdings LLC(b),(p)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.360%	514,500	514,135
Total			2,007,199

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.197%	376,847	365,010
2nd Lien Term Loan
1-month Term SOFR + 7.750% 10/01/2026	13.197%	32,969	26,602
APX Group, Inc.(b),(n),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 07/10/2028	8.701%	300,000	299,532
Arches Buyer, Inc.(b),(n),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.683%	300,000	292,626
Conservice Midco LLC(b),(n),(p)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/13/2027	9.333%	300,000	300,228
Corporation Service Co.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/02/2029	8.183%	350,000	350,291
Cushman & Wakefield US Borrower LLC(b),(n),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	8.683%	300,000	296,751
Prime Security Services Borrower LLC(b),(n),(p)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 10/13/2030	7.827%	300,000	300,039
Sotheby’s(b),(n),(p)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 01/15/2027	10.076%	300,000	296,775
Uber Technologies, Inc.(b),(n),(p)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.135%	300,000	299,844
Total			2,827,698
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(b),(n),(p)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	8.083%	300,000	299,439
Diversified Manufacturing 0.1%
Barnes Group, Inc.(b),(n),(p)
Term Loan
1-month Term SOFR + 3.000% 09/03/2030	8.433%	300,000	299,751
EMRLD Borrower LP(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/31/2030	8.313%	300,000	299,925
Madison IAQ LLC(b),(n),(p)
Term Loan
1-month Term SOFR + 3.250% 06/21/2028	8.701%	300,000	297,444
TK Elevator Midco GmbH(b),(n),(p)
Tranche B1 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 07/30/2027	9.081%	300,000	299,874
WEC US Holdings Ltd.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/17/2031	8.086%	285,210	283,516
Total			1,480,510
Electric 0.0%
Calpine Corp.(b),(n),(p)
Tranche B9 Term Loan
1-month Term SOFR + 2.000% 04/05/2031	7.338%	300,000	297,150
Environmental 0.0%
Covanta Holdings Corp. (b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.833%	278,748	277,572
Tranche C Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.833%	21,252	21,162
Total			298,734
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(p)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% 04/06/2028	7.947%	300,000	299,325
Primary Products Finance LLC(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029		300,000	299,838
Triton Water Holdings, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.860%	300,000	294,825
Total			893,988
Gaming 0.1%
Caesars Entertainment, Inc.(b),(n),(p)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 01/27/2031	8.087%	221,052	220,500
Entain PLC(b),(n),(p)
Tranche B2 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.948%	300,000	299,874
Fertitta Entertainment LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.333%	300,000	299,019
Flutter Entertainment PLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/25/2030	7.698%	300,000	298,500
HRNI Holdings LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.748%	300,000	293,064
Penn Entertainment, Inc.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.183%	300,000	299,010
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP(b),(n),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/04/2029	8.580%	300,000	297,282
Total			2,007,249
Health Care 0.1%
Medline Borrower LP(b),(p)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/23/2028	8.451%	500,000	498,905
Parexel(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/15/2028	8.584%	300,000	299,031
Select Medical Corp.(b),(n),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.333%	300,000	299,439
Star Parent, Inc.(b),(n),(p)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.348%	300,000	292,713
Surgery Center Holdings, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.500% 12/19/2030	8.835%	300,000	300,282
Upstream Newco, Inc.(b),(n),(p)
1st Lien Term Loan
1-month Term SOFR + 4.250% 11/20/2026	9.824%	300,000	282,000
Total			1,972,370
Independent Energy 0.0%
Hamilton Projects Acquiror LLC(b),(n),(p)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 06/17/2027	9.947%	350,000	349,727
Leisure 0.1%
Alterra Mountain Co.(b),(n),(p)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 08/17/2028	8.947%	350,000	349,563

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(b),(n),(p)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 08/09/2027	8.336%	350,000	349,737
Cinemark USA, Inc.(b),(n),(p)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 05/24/2030	9.098%	300,000	299,688
Formula One Management Ltd.(b),(n),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.598%	300,000	299,550
Merlin Entertainment(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 11/30/2029	8.832%	131,461	130,558
UFC Holdings LLC(b),(n),(p)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.336%	300,000	298,191
Total			1,727,287
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(b),(n),(p)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/02/2028	8.197%	300,000	299,358
Playa Resorts Holding BV(b),(n),(p)
Term Loan
1-month Term SOFR + 3.250% 01/05/2029	8.582%	300,000	299,700
Total			599,058
Media and Entertainment 0.1%
AppLovin Corp.(b),(n),(p)
Term Loan
1-month Term SOFR + 3.100% Floor 0.500% 10/25/2028	8.433%	300,000	298,503
Cengage Learning, Inc.(b),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.326%	703,756	702,215
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 11/27/2028	8.833%	300,000	299,916
Dotdash Meredith, Inc.(b),(d),(p)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.453%	300,000	294,750
E.W. Scripps Co. (The)(b),(n),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	8.447%	300,000	295,809
Playtika Holding Corp.(b),(n),(p)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.197%	300,000	298,905
Univision Communications, Inc.(b),(n),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.697%	300,000	299,025
Total			2,489,123
Midstream 0.0%
CQP Holdco LP(b),(n),(p)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/31/2030	8.348%	300,000	299,490
Oryx Midstream Services Permian Basin LLC(b),(n),(p)
Term Loan
1-month Term SOFR + 3.250% 10/05/2028	8.708%	300,000	299,343
Total			598,833
Other Financial Institutions 0.1%
19th Holdings Golf LLC(b),(n),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.695%	300,000	292,875
Freeport LNG Investments LLP(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.079%	349,103	344,784
GIP Pilot Acquisition Partners LP(b),(n),(p)
Term Loan
3-month Term SOFR + 3.000% 10/04/2030	8.327%	300,000	299,874
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IGT Holding IV AB/IFS(b),(n),(p)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	300,000	299,250
Total			1,236,783
Other Industry 0.0%
KBR, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/17/2031	7.583%	375,000	374,062
Packaging 0.0%
Charter Next Generation, Inc.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/01/2027	8.817%	350,000	348,008
Clydesdale Acquisition Holdings, Inc.(b),(n),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.185%	300,000	297,702
Pactiv Evergreen, Inc.(b),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/24/2028	8.697%	300,000	299,973
Total			945,683
Pharmaceuticals 0.0%
Jazz Pharmaceuticals PLC(b),(n),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.310%	300,000	299,766
Sunshine Luxembourg VII SARL(b),(p)
Tranche B3 Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 10/01/2026	8.948%	300,000	299,958
Total			599,724
Property & Casualty 0.0%
Asurion LLC(b),(p)
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 07/31/2027	8.697%	300,000	295,251
Broadstreet Partners, Inc.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 4.000% 01/27/2029	9.083%	300,000	299,625
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(p)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.083%	300,000	299,964
Total			894,840
Restaurants 0.0%
1011778 BC ULC(b),(p)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.583%	300,000	298,287
IRB Holding Corp.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.183%	300,000	299,166
Whatabrands LLC(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/03/2028	8.447%	400,000	398,752
Total			996,205
Retailers 0.0%
Great Outdoors Group LLC(b),(p)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.197%	350,000	348,744
Harbor Freight Tools USA, Inc.(b),(n),(p)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/19/2027	8.197%	300,000	297,414
PetSmart LLC(b),(p)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.183%	299,233	297,488
Total			943,646
Technology 0.3%
Adeia, Inc.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/08/2028	8.947%	300,000	299,001
Ascend Learning LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.933%	745,197	729,466

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.183%	338,000	311,595
athenahealth Group, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.583%	300,000	295,500
Barracuda Parent LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.813%	300,000	290,931
Camelot U.S. Acquisition LLC(b),(n),(p)
Term Loan
3-month Term SOFR + 2.750% Floor 1.000% 01/31/2031		300,000	299,175
Central Parent LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.000% 07/06/2029	9.348%	350,000	350,410
Cloud Software Group, Inc.(b),(n),(p)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.500% 09/29/2028	9.948%	400,000	391,752
Cloudera, Inc.(b),(n),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.183%	597,712	588,746
DCert Buyer, Inc.(b),(p)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.333%	404,000	368,937
Dun & Bradstreet Corp. (The)(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.087%	300,000	299,700
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(n),(p)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.075%	184,615	183,578
Idemia Group SAS(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 09/30/2028	4.250%	300,000	300,249
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idera, Inc.(b),(n),(p)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 03/02/2028	9.277%	300,000	298,374
Ingram Micro, Inc.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.610%	300,000	299,376
Lummus Technology Holdings V LLC(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.945%	152,909	152,661
McAfee Corp.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	9.203%	300,000	296,775
Mitchell International, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	9.400%	300,000	297,537
MKS Instruments, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/17/2029	7.848%	300,000	297,939
Nielsen Consumer, Inc.(b),(n),(p)
Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.583%	300,000	294,825
Open Text Corp.(b),(n),(p)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	8.183%	284,888	283,693
Peraton Corp.(b),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.183%	400,000	399,056
Sophia LP(b),(n),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/07/2027	8.933%	300,000	299,250
Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sovos Compliance LLC(b),(n),(p)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.947%	300,000	291,753
UKG, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.680%	334,008	333,937
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	657,000	656,488
Worldpay(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 09/20/2030	8.333%	300,000	299,688
Total			9,210,392
Wireless 0.0%
Crown Subsea Communications Holdings, Inc.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 01/26/2031	10.067%	300,000	300,000
Total Senior Loans (Cost $39,207,027)			38,919,775

U.S. Treasury Obligations 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2025	2.750%	20,000,000	19,541,406
08/15/2025	2.000%	15,000,000	14,469,141
08/15/2045	2.875%	14,000,000	11,097,188
02/15/2046	2.500%	9,000,000	6,627,656
Total U.S. Treasury Obligations (Cost $54,471,597)			51,735,391

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $4,353,000)	6,523,355

Put Option Contracts Purchased 0.0%

(Cost $1,211,000)	909,958

Money Market Funds 7.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(q),(r)	239,267,183	239,219,330
Total Money Market Funds (Cost $239,182,068)		239,219,330
Total Investments in Securities (Cost: $3,648,501,502)		3,509,179,209
Other Assets & Liabilities, Net		(386,846,850)
Net Assets		3,122,332,359
At January 31, 2024, securities and/or cash totaling $43,169,226 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,494,900 EUR	3,836,247 USD	HSBC	02/26/2024	55,394	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	275	03/2024	EUR	37,358,750	392,999	—
U.S. Treasury 10-Year Note	3,233	03/2024	USD	363,156,828	6,039,461	—
U.S. Treasury 5-Year Note	8,538	03/2024	USD	925,439,156	15,327,896	—
U.S. Treasury Ultra Bond	842	03/2024	USD	108,802,188	6,409,380	—
Total					28,169,736	—

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	(232)	03/2024	GBP	(23,193,040)	—	(478,122)
U.S. Long Bond	(495)	03/2024	USD	(60,560,156)	—	(3,320,911)
U.S. Treasury 2-Year Note	(2,167)	03/2024	USD	(445,657,094)	—	(1,085,295)
Total					—	(4,884,328)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	50,000,000	50,000,000	4.00	11/06/2024	1,500,000	2,735,435
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	90,000,000	90,000,000	3.75	11/29/2024	2,853,000	3,787,920
Total							4,353,000	6,523,355

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	140,000,000	140,000,000	3.90	07/17/2024	1,211,000	909,958

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	886,797	(4,083)	1,732,807	—	—	(850,093)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	1,117,293	(3,383)	1,557,554	—	—	(443,644)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	215,365	(992)	252,387	—	—	(38,014)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,567,004	(4,666)	316,103	—	1,246,235	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	215,365	(992)	55,799	—	158,574	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	195,875	(583)	56,523	—	138,769	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	926,965	(3,372)	1,328,470	—	—	(404,877)
Total							5,124,664	(18,071)	5,299,643	—	1,543,578	(1,736,628)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	145,888,380	(6,458,976)	—	—	—	(6,458,976)

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.025	USD	7,000,000	(1,371,129)	4,083	—	(813,263)	—	(553,783)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.025	USD	5,000,000	(979,378)	2,917	—	(1,048,490)	72,029	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.025	USD	5,000,000	(979,378)	2,917	—	(812,196)	—	(164,265)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	22.145	USD	7,000,000	(782,432)	4,083	—	(1,395,106)	616,757	—
Total								(4,112,317)	14,000	—	(4,069,055)	688,786	(718,048)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $1,461,572,173, which represents 46.81% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2024, the total value of these securities amounted to $14,561,902, which represents 0.47% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2024.

(f)	Represents a security purchased on a when-issued basis.
(g)	Non-income producing investment.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(j)	Represents a security in default.
(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	Represents a security purchased on a forward commitment basis.
(o)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(p)
The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	The rate shown is the seven-day current annualized yield at January 31, 2024.

Columbia Total Return Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(r)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	214,376,314	1,227,133,785	(1,202,310,179)	19,410	239,219,330	(5,196)	6,735,483	239,267,183
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Total Return Bond Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT166_04_P01_(03/24)